EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 9.13%
116,121	Agnico Eagle Mines Ltd	$ 5,919,888
138,100	Anglo American PLC	4,592,532
26,300	Arkema SA	2,596,789
170,600	BHP Group Ltd	5,393,330
370,400	BlueScope Steel Ltd	5,013,496
63,000	Boliden AB	2,474,905
60,300	Covestro AG(a)	2,497,235
41,841	Croda International PLC(b)	3,361,855
93,900	Evonik Industries AG	1,975,584
130,400	Fortescue Metals Group Ltd	1,960,115
158,215	Franco-Nevada Corp	23,077,264
1,987	Givaudan SA(b)	6,467,268
1,490,051	Glencore PLC	8,573,111
242,600	ICL Group Ltd(b)	1,643,754
75,800	Kaneka Corp	1,980,690
174,000	Kansai Paint Co Ltd	2,358,153
710,000	Kingboard Holdings Ltd	2,183,120
347,200	Mitsubishi Chemical Group Corp(b)	2,064,963
162,500	Mitsubishi Gas Chemical Co Inc	2,417,972
120,900	Mitsui Chemicals Inc(b)	3,121,708
47,700	Nippon Soda Co Ltd(b)	1,664,347
106,084	Novozymes A/S Class B(b)	5,431,839
54,700	Rio Tinto Ltd	4,395,128
651,900	St Barbara Ltd(c)	291,215
143,100	Sumitomo Forestry Co Ltd	2,842,740
277,682	Svenska Cellulosa AB SCA Class B(b)	3,657,221
56,336	Symrise AG	6,130,734
158,900	Tokuyama Corp(b)	2,531,195
87,100	UBE Corp(b)	1,352,964
123,715	Wheaton Precious Metals Corp	5,958,276
81,800	Yara International ASA	3,555,077
212,400	Zeon Corp(b)	2,251,727
		129,736,195
Communications — 3.62%
2,141,300	Airtel Africa PLC(a)	2,806,507
2,511,000	BT Group PLC	4,521,562
99,500	Deutsche Telekom AG	2,411,124
11,440	Nice Ltd Sponsored ADR(c)	2,618,502
1,035,700	Nine Entertainment Co Holdings Ltd	1,377,327
218,600	Nippon Telegraph & Telephone Corp(b)	6,532,367
784,700	Nokia OYJ	3,852,019
491,200	Orange SA	5,835,567
224,800	ProSiebenSat.1 Media SE	2,289,889
262,200	Telefonaktiebolaget LM Ericsson Class B(b)	1,536,971
623,100	Telefonica SA	2,683,590
48,500	Telenet Group Holding NV	1,102,941
302,800	Television Francaise 1	2,674,832
69,200	United Internet AG	1,192,878
Shares		Fair Value
Communications — (continued)
79,335	Wolters Kluwer NV	$ 10,015,021
		51,451,097
Consumer, Cyclical — 10.94%
33,700	adidas AG	5,974,110
308,300	Barratt Developments PLC	1,773,810
68,500	Bayerische Motoren Werke AG	7,507,541
67,300	Bellway PLC	1,832,311
214,000	Betsson AB Class B	2,036,507
28,955	Cie Financiere Richemont SA	4,643,113
225,230	Cie Generale des Etablissements Michelin SCA	6,884,924
360,400	Citizen Watch Co Ltd(b)	2,120,487
929,000	Currys PLC	676,282
52,100	Daimler Truck Holding AG(c)	1,758,332
127,400	Daiwa House Industry Co Ltd	3,001,705
181,000	Daiwabo Holdings Co Ltd	2,989,504
242,500	EDION Corp(b)	2,345,058
1,112,900	Harvey Norman Holdings Ltd(b)	2,678,398
131,500	Honda Motor Co Ltd	3,478,328
440,100	International Consolidated Airlines Group SA(b)(c)	722,713
198,100	Isuzu Motors Ltd	2,367,491
129,300	ITOCHU Corp(b)	4,210,842
56,500	Japan Airlines Co Ltd(b)	1,101,643
152,400	Jardine Cycle & Carriage Ltd(b)	3,588,869
100,400	JB Hi-Fi Ltd	2,865,347
38,900	Kaufman & Broad SA	1,157,623
204,200	Kindred Group PLC	2,286,629
1,038,600	Kingfisher PLC	3,355,981
86,100	Kohnan Shoji Co Ltd	2,111,408
247,300	K's Holdings Corp(b)	2,171,288
4,406	LVMH Moet Hennessy Louis Vuitton SE	4,044,322
248,400	Marubeni Corp(b)	3,378,170
93,100	Mercedes-Benz Group AG	7,159,680
79,200	Mitsubishi Corp	2,846,167
131,000	Mitsui & Co Ltd	4,083,250
199,600	Okamura Corp(b)	2,061,260
38,000	Pandora A/S	3,647,553
603,400	Pirelli & C SpA(a)	3,022,846
432,800	Redrow PLC	2,558,978
191,000	Rexel SA	4,540,993
72,972	Ryanair Holdings PLC Sponsored ADR(c)	6,880,530
166,012	Stellantis NV	3,021,163
187,600	Subaru Corp	2,994,773
202,900	Super Retail Group Ltd(b)	1,715,944
14,500	Swatch Group AG	4,993,666
203,400	Teijin Ltd	2,146,325
112,500	Tokmanni Group Corp(b)	1,553,510
153,500	Toyota Boshoku Corp(b)	2,483,680
356,300	Volvo AB Class B(b)	7,342,151
101,200	Yamaha Motor Co Ltd	2,648,484

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
175,600	Yokohama Rubber Co Ltd	$ 3,718,957
627,500	Yue Yuen Industrial Holdings Ltd	882,713
51,408	Zalando SE(a)(c)	2,154,546
		155,519,905
Consumer, Non-Cyclical — 22.50%
53,300	Adecco Group AG	1,941,455
145,118	Amadeus IT Group SA(c)	9,735,073
52,700	Arcs Co Ltd	893,588
121,685	Associated British Foods PLC	2,919,417
229,925	Bayer AG	14,688,042
56,532	Beiersdorf AG	7,354,132
146,500	British American Tobacco PLC	5,134,540
99,073	Bruker Corp	7,810,915
134,200	Carrefour SA	2,713,212
226	Chocoladefabriken Lindt & Spruengli AG	2,669,207
357,000	CK Hutchison Holdings Ltd	2,208,633
108,400	Coca-Cola HBC AG	2,966,116
297,415	Diageo PLC	13,271,626
318,400	Elders Ltd	1,841,881
45,289	EssilorLuxottica SA	8,166,680
302,072	Experian PLC	9,942,754
108,100	Ezaki Glico Co Ltd	2,718,949
56,900	Fresenius SE & Co KGaA	1,536,492
470,900	GSK PLC	8,319,276
1,978,938	Haleon PLC	7,859,944
206,700	Imperial Brands PLC	4,751,906
259,116	Inghams Group Ltd	542,653
130,932	Intertek Group PLC	6,556,039
37,400	Ipsen SA	4,118,207
48,200	Ito En Ltd(b)	1,577,218
285,800	Itoham Yonekyu Holdings Inc(b)	1,508,910
1,587,700	J Sainsbury PLC	5,461,581
26,700	Kobayashi Pharmaceutical Co Ltd	1,632,954
232,400	Koninklijke Ahold Delhaize NV	7,940,010
16,200	Kose Corp	1,925,504
209,700	Lion Corp	2,265,980
20,089	L'Oreal SA	8,976,661
58,700	Megmilk Snow Brand Co Ltd(b)	781,436
716,900	Metcash Ltd(b)	1,853,364
220,301	Nestle SA	26,861,425
207,500	Novartis AG	19,052,346
110,488	Ocado Group PLC(b)(c)	731,308
173,300	Ono Pharmaceutical Co Ltd	3,611,258
393,098	Orkla ASA	2,788,052
72,441	Pernod Ricard SA	16,402,953
38,400	Prima Meat Packers Ltd	638,038
227,900	QinetiQ Group PLC	915,006
46,200	Randstad NV(b)	2,742,661
131,698	Reckitt Benckiser Group PLC	10,015,950
55,180	Roche Holding AG	15,767,277
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
464,900	Rohto Pharmaceutical Co Ltd(b)	$ 9,729,320
117,800	Sanofi	12,778,848
124,000	Scandinavian Tobacco Group A/S(a)	2,468,684
297,300	Securitas AB Class B(b)	2,644,675
3,377	SGS SA	7,448,814
27,900	Societe BIC SA	1,759,872
1,981,700	Sonae SGPS SA(c)	2,162,496
977,100	Tesco PLC	3,202,134
170,900	Toyo Suisan Kaisha Ltd	7,142,087
1,986,000	United Laboratories International Holdings Ltd	1,378,357
8,218,751	WH Group Ltd(a)	4,899,583
		319,725,499
Energy — 5.81%
2,224,300	Beach Energy Ltd	2,105,953
747,400	BP PLC	4,723,010
298,800	Eni SpA(b)	4,167,193
219,116	Galp Energia SGPS SA	2,479,369
919,800	New Hope Corp Ltd(b)	3,497,263
71,600	OMV AG	3,288,112
348,530	Petroleo Brasileiro SA Sponsored ADR	3,234,358
376,400	Repsol SA	5,788,257
435,000	Shell PLC	12,394,138
471,122	TotalEnergies SE(b)	27,779,226
587,076	Woodside Energy Group Ltd	13,115,355
		82,572,234
Financial — 19.33%
248,600	3i Group PLC	5,180,129
220,600	ABN AMRO Bank NV(a)	3,498,170
457,600	Aegon NV	1,964,558
2,684,490	AIB Group PLC	10,865,637
10,500	Allianz SE	2,423,789
134,826	ANZ Group Holdings Ltd	2,077,683
75,900	ASR Nederland NV	3,020,068
438,200	Aviva PLC	2,188,316
140,600	AXA SA	4,290,790
17,700	Baloise Holding AG	2,756,180
447,900	Banco Bilbao Vizcaya Argentaria SA(b)	3,202,212
921,078	Banco Santander SA	3,432,395
235,700	Bank Leumi Le-Israel BM	1,783,020
1,264,662	Bank of Ireland Group PLC	12,796,291
1,582,000	Barclays PLC	2,847,044
41,400	BAWAG Group AG(a)	2,010,767
255,100	BFF Bank SpA(a)	2,531,156
101,800	BNP Paribas SA	6,079,276
2,593,872	CaixaBank SA	10,121,215
765,600	Chiba Bank Ltd(b)	4,941,386
236,100	Credit Agricole SA	2,663,502
124,600	Danske Bank A/S(c)	2,506,802
106,500	DBS Group Holdings Ltd(b)	2,647,775
97,300	Deutsche Bank AG	989,467
83,809	Deutsche Boerse AG	16,318,535

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
129,300	DNB Bank ASA	$ 2,313,920
100,800	Eurocommercial Properties NV REIT	2,297,182
84,555	Euronext NV(a)	6,474,820
108,600	Fukuoka Financial Group Inc(b)	2,089,565
737,900	Gunma Bank Ltd	2,467,600
363,100	Hachijuni Bank Ltd(b)	1,577,433
1,117,900	Helia Group Ltd	2,150,682
24,100	Helvetia Holding AG	3,359,263
227,121	Hiscox Ltd	3,106,247
219,900	ING Groep NV	2,611,400
486,800	Japan Post Holdings Co Ltd(b)	3,950,856
150,533	Julius Baer Group Ltd	10,282,674
46,032	Jyske Bank A/S(c)	3,225,808
924,000	Kerry Properties Ltd	2,359,905
41,565	LEG Immobilien SE	2,284,257
880,900	Legal & General Group PLC	2,604,252
6,241,500	Lloyds Banking Group PLC	3,669,276
992,780	Mebuki Financial Group Inc	2,427,406
243,300	Mediobanca Banca di Credito Finanziario SpA(c)	2,444,915
586,760	Mitsubishi HC Capital Inc(b)	3,029,881
547,200	Mitsubishi UFJ Financial Group Inc(b)	3,506,823
203,073	Mizuho Financial Group Inc(b)	2,877,051
4,543,143	NatWest Group PLC	14,818,703
473,800	Nomura Holdings Inc(b)	1,826,650
321,700	Nordea Bank Abp	3,435,208
543,500	North Pacific Bank Ltd	1,142,277
238,400	ORIX Corp	3,930,743
2,511,300	Resona Holdings Inc(b)	12,114,866
115,700	Societe Generale SA	2,606,890
676,600	Stockland REIT	1,811,793
117,900	Sumitomo Mitsui Financial Group Inc(b)	4,718,072
214,200	Swedbank AB Class A(b)	3,522,438
128,305	Sydbank AS	5,768,764
171,942	TAG Immobilien AG	1,190,323
1,116,910	UBS Group AG(b)	23,634,709
986,300	UnipolSai Assicurazioni SpA	2,490,104
177,400	United Overseas Bank Ltd	3,978,912
181,777	Vonovia SE	3,423,750
		274,661,581
Industrial — 17.41%
111,500	AGC Inc	4,156,825
45,146	Agilent Technologies Inc	6,245,498
282,600	Alps Alpine Co Ltd(b)	2,719,621
277,900	Amada Co Ltd(b)	2,604,882
600	AP Moller - Maersk A/S Class B	1,090,626
553,100	Austal Ltd	639,199
440,100	BAE Systems PLC	5,322,398
57,900	Bekaert SA	2,615,171
126,500	Bouygues SA	4,266,370
248,400	bpost SA	1,416,412
Shares		Fair Value
Industrial — (continued)
115,700	Brother Industries Ltd	$ 1,743,127
6,400	Bucher Industries AG	2,993,352
2,832,000	China Resources Cement Holdings Ltd	1,390,658
144,500	Cia de Distribucion Integral Logista Holdings SA	3,605,651
69,600	Cie de Saint-Gobain(c)	3,956,332
161,157	CRH PLC	8,141,731
15,647	D/S Norden A/S	1,052,254
168,000	Deutsche Post AG	7,868,422
25,700	Dfds A/S	1,042,763
45,300	Disco Corp(b)	5,269,826
302,264	Epiroc AB Class A	5,999,948
139,337	GEA Group AG	6,356,242
9,739	Geberit AG	5,438,717
329,800	Hazama Ando Corp(b)	2,133,213
81,879	Hirose Electric Co Ltd	10,711,951
109,700	Holcim AG	7,074,701
111,300	Hosiden Corp(b)	1,355,686
577,865	IMI PLC	10,931,099
113,400	Japan Aviation Electronics Industry Ltd(b)	1,974,649
101,400	Kamigumi Co Ltd	2,130,242
100,400	Kinden Corp	1,209,932
69,885	Knorr-Bremse AG	4,655,126
91,000	Kumagai Gumi Co Ltd	1,826,782
675,000	Lee & Man Paper Manufacturing Ltd	269,945
199,658	Legrand SA	18,243,294
274,600	Leonardo SpA	3,220,404
257,900	Metsa Board OYJ Class B(b)	2,078,558
35,400	Nichiha Corp(b)	724,085
108,100	Nippon Electric Glass Co Ltd	2,084,476
255,200	Obayashi Corp(b)	1,952,904
266,700	Rengo Co Ltd	1,732,215
32,200	Sankyu Inc	1,194,965
40,249	Schindler Holding AG(b)	8,918,287
155,649	Schneider Electric SE	26,012,782
140,200	Seino Holdings Co Ltd	1,547,760
359,800	Shimadzu Corp	11,295,049
92,300	Signify NV(a)	3,077,764
17,902	Sika AG	5,021,429
240,500	SKF AB Class B(b)	4,737,108
19,500	SMC Corp	10,337,270
38,953	Spirax-Sarco Engineering PLC	5,716,747
60,700	Taisei Corp(b)	1,877,989
34,200	Tsubakimoto Chain Co	832,756
109,600	Wienerberger AG	3,173,052
213,900	Yokogawa Electric Corp	3,483,047
		247,471,292
Technology — 8.02%
67,234	Analog Devices Inc	13,259,890
19,879	ANSYS Inc(c)	6,615,731
6,825	ASML Holding NV	4,650,903
89,500	Cadence Design Systems Inc(c)	18,802,663

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Technology — (continued)
31,209	Capgemini SE	$ 5,799,766
69,400	Computacenter PLC	1,838,839
115,783	Dassault Systemes SE	4,776,190
55,900	DTS Corp(b)	1,361,980
197,000	Indra Sistemas SA	2,666,337
110,700	Infineon Technologies AG	4,545,938
257,571	Nomura Research Institute Ltd	6,023,997
2,174,000	PAX Global Technology Ltd	1,825,584
327,000	Samsung Electronics Co Ltd	16,170,472
87,646	SAP SE	11,067,154
18,800	Siltronic AG	1,375,070
115,475	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	10,741,485
63,500	Tokyo Seimitsu Co Ltd(b)	2,465,133
		113,987,132
Utilities — 0.87%
1,366,800	A2A SpA	2,181,167
441,300	Drax Group PLC	3,311,998
91,400	Endesa SA	1,985,199
304,500	Engie SA	4,818,642
		12,297,006
TOTAL COMMON STOCK — 97.63% (Cost $1,336,440,885)		$1,387,421,941
PREFERRED STOCK
Consumer, Cyclical — 0.65%
36,900	Porsche Automobil Holding SE	2,118,328
423,994	Schaeffler AG	3,229,000
28,400	Volkswagen AG	3,875,831
TOTAL PREFERRED STOCK — 0.65% (Cost $12,744,509)		$9,223,159
WARRANTS
Consumer, Cyclical — 0.01%
86,430	Cie Financiere Richemont SA(c)	108,634
TOTAL WARRANTS — 0.01% (Cost $0)		$108,634
GOVERNMENT MONEY MARKET MUTUAL FUNDS
5,178,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 4.89%(e)	5,178,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.37% (Cost $5,178,000)		$5,178,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 10.00%
$36,704,453	Undivided interest of 24.63% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $36,704,453 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(d)	$ 36,704,453
36,704,453	Undivided interest of 24.69% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $36,704,453 on 4/3/23 collateralized by various U.S. Government Agency securities, 0.00% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(d)	36,704,453
36,704,453	Undivided interest of 24.97% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $36,704,453 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(d)	36,704,453

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$32,034,597	Undivided interest of 36.82% in a repurchase agreement (principal amount/value $87,195,742 with a maturity value of $87,230,620) with Scotia Capital (USA) Inc, 4.80%, dated 3/31/23 to be repurchased at $32,034,597 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 5/31/27 - 2/1/53, with a value of $88,975,233.(d)	$ 32,034,597
TOTAL SHORT TERM INVESTMENTS — 10.00% (Cost $142,147,956)		$142,147,956
TOTAL INVESTMENTS — 108.66% (Cost $1,496,511,350)		$1,544,079,690
OTHER ASSETS & LIABILITIES, NET — (8.66)%		$(123,017,462)
TOTAL NET ASSETS — 100.00%		$1,421,062,228
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at March 31, 2023.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2023.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Summary of Investments by Country as of March 31, 2023.
Country	Fair Value	Percentage of Fund Investments
Japan	$251,153,860	16.26%
United States	200,060,653	12.96
France	193,944,543	12.56
Switzerland	170,971,743	11.07
United Kingdom	170,887,208	11.07
Germany	136,351,551	8.83
Australia	55,326,123	3.58
Netherlands	51,313,720	3.32
Ireland	48,626,943	3.15
Spain	43,219,930	2.80
Canada	34,955,429	2.26
Sweden	33,951,923	2.20
Denmark	26,235,092	1.70
Italy	20,057,785	1.30
Hong Kong	17,398,499	1.13
South Korea	16,170,472	1.05
Finland	10,919,295	0.71
Taiwan	10,741,484	0.70
Singapore	10,215,557	0.66
Norway	8,657,049	0.56
Austria	8,471,932	0.55
Israel	6,045,276	0.39
Belgium	5,134,524	0.33
Portugal	4,641,865	0.30
Brazil	3,234,358	0.21
Bermuda	3,106,247	0.20
Malta	2,286,629	0.15
Total	$1,544,079,690	100.00%
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$34,955,428	$94,780,767	$—	$129,736,195
Communications	2,618,502	48,832,595	—	51,451,097
Consumer, Cyclical	6,880,530	148,639,375	—	155,519,905
Consumer, Non-cyclical	7,810,915	311,914,584	—	319,725,499
Energy	3,234,358	79,337,876	—	82,572,234
Financial	—	274,661,581	—	274,661,581
Industrial	6,245,498	241,225,794	—	247,471,292
Technology	49,419,769	64,567,363	—	113,987,132
Utilities	—	12,297,006	—	12,297,006
	111,165,000	1,276,256,941	—	1,387,421,941
Preferred Stock	—	9,223,159	—	9,223,159
Warrants	—	108,634	—	108,634
Government Money Market Mutual Funds	5,178,000	—	—	5,178,000
Short Term Investments	—	142,147,956	—	142,147,956
Total Assets	$116,343,000	$1,427,736,690	$—	$1,544,079,690

March 31, 2023

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2023